Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Fair Value Of Financial Instruments
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.
In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:
Level 1: quoted market price (unadjusted) in an active market for identical assets or liabilities that the entity can access at the measurement date.
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability; either directly or indirectly.
Level 3: inputs that are unobservable inputs for the asset or liability.
The following table shows the levels within the hierarchy of financial assets and liabilities measured at fair value on a recurring basis at 30 June 2022 and 31 December 2021

30 June 2022	Level 1	Level 2	Level 3	Total
Financial assets
Current financial assets	—	—	5,000,000	5,000,000

Total financial assets	—	—	5,000,000	5,000,000

Financial liabilities
Contingent consideration	—	—	2,196,000	2,196,000
Earnout liabilities	—	—	37,568,164	37,568,164
Derivative warrant liabilities	—	—	11,145,000	11,145,000

Total financial liabilities	—	—	50,909,164	50,909,164

31 December 2021	Level 1	Level 2	Level 3	Total
Financial assets
Current financial assets	—	—	10,000,880	10,000,880

Total financial assets	—	—	10,000,880	10,000,880

Financial liabilities
Derivatives liability	—	—	44,330,400	44,330,400

Total financial liabilities	—	—	44,330,400	44,330,400

The Group’s measurement of earnout liabilities, derivative warrant liabilities and contingent consideration are classified in Level 3 using valuation technique inputs that are not based on observable market data.
Derivative warrant liabilities
The Public Warrants were valued using Binomial lattice model while the Private Warrants were valued using BSOPM, which are considered to be a Level 3 fair value measurement. The primary unobservable inputs utilized in determining the fair value of the derivatives warrant liabilities are the expected volatility of our ordinary shares and risk-free rate.
Earnout liabilities
Earnout liabilities were valued using a Monte Carlo simulation based on the frequency that each tranche vests to value the dilutive impact of per share. The primary unobservable inputs utilized in determining the fair value of the earnout liabilities are equity volatility, cost of equity, probability of vesting and risk-free rate.
Contingent consideration
The fair value of the contingent consideration, related to the acquisitions of Viapool and Volt Lines (Note 6) in 2022, is estimated using a present value technique which discounts the management’s estimate of the probability that agreements’ target level of activity will be achieved. The primary unobservable inputs utilized in determining the fair value of the contingent consideration are the discount rate and the discount for lack of marketability.

The significant unobservable inputs used in the fair value measurements, are presented below:

Description	Significant unobservable input	Estimate of the input

Earnout liabilities	Equity Volatility	55%
	Cost of equity	18%
	Probability of vesting	35.7-52%
	Risk-free rate	3.38%

Derivative warrant liabilities	Volatility	21.6-37.8%
	Risk-free rate	2.99%

Contingent consideration	Discount rate	9.3%
	Discount for lack of marketability	60-70%

The carrying amounts of the following financial assets and liabilities are considered a reasonable approximation of their fair value:

•	trade and other receivables

•	cash and bank balances

•	accounts payable, accruals and other payables (except for contingent consideration)

•	interest-bearing loans.